Leases (Tables)	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
Schedule of future minimum lease payments for operating and capital leases

Year Ended December 31,	Operating (1)	Capital

2014	$186,715	$9,289
2015	158,039	7,428
2016	119,403	6,060
2017	89,049	5,663
2018	61,675	5,533
Thereafter	153,763	46,949
Total minimum future payments	$768,644	80,922
Less: Imputed interest		(34,856)
Total capital lease obligations		46,066
Less: Current portion		(5,439)
Long-term capital lease obligations		$40,627